OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2018	2017
Deferred revenue	10,636	9,733
Mark-to-market interest rate swaps valuation (see note 23)	8,753	1,618
Guarantee (see note 24)	2,066	—
Preferred units dividend payable (see note 27)	1,543	2,080
Other creditors	1,410	1,485
Deferred credits from capital lease transactions (see note 22)	625	625
Derivative - earn-out units (see notes 23 and 27)	—	7,400
	25,033	22,941